PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of prepayments and other current assets

Prepayments and other current assets as of December 31, 2019, 2020 and 2021 consisted of the following:

		December 31,
	2019	2020	2021
	RMB	RMB	RMB
Advance to suppliers	38,392	66,972	82,482
Deposits	3,804	7,218	15,798
Staff advances	4,136	636	938
Deductible input VAT	16,059	18,614	20,391
Receivables from third party payment platforms	5	1,174	10,364
Others	5,365	1,838	6,692
Prepayments and Other Current Assets	67,761	96,452	136,665